Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit | $ / shares	19.325
Maximum Aggregate Offering Price	$ 154,600,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,670
Offering Note	Consists of shares of SharpLink Gaming, Inc.’s (the “Registrant”) common stock, par value $0.0001 (“Common Stock”), not previously registered, consisting of 8,000,000 shares of Common Stock that are issuable at any time or from time to time under the SharpLink Gaming, Inc. 2023 Equity Incentive Plan (as amended to date, the “Incentive Plan”). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the Incentive Plan reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant’s Common Stock, as applicable.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $19.3250 per share, which is the average of the high and low prices of Common Stock, as reported on The Nasdaq Capital Market, on August 5, 2025